Convertible Preferred Stock - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		1,000,000
Convertible preferred stock, par value		$ 0.0001
Issuance costs for convertible preferred stock		$ 161,000
Proceeds from issuance of common stock		829,469
Accretion of preferred stock considered as deemed dividend		400,000
Minimum
Temporary Equity [Line Items]
Proceeds from issuance of common stock		$ 5,000,000
Series A Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		4,305
Convertible preferred stock, par value		$ 0.0001
Convertible preferred stock, shares issued		4,305
Voting rights, description		The holders of the Preferred Stock are entitled to vote, together with the holders of common stock, on all matters submitted to the stockholders for a vote and are entitled to the number of votes equal to the number of whole shares of common stock into which such holders of preferred stock could convert on the record date for determination of stockholders entitled to vote. Except for the actions requiring the approval or consent of the holders of preferred stock, the holders of preferred stock shall vote together with the holders of common stock and vote as a single class.
Dividend payment terms, description		The holders of the Preferred Stock shall be entitled to receive, prior and in preference to the declaration or payment of any dividend on any other currently-outstanding capital stock, dividends when, as and if declared by the Board of Directors, payable quarterly on January 1, April 1, July 1 and October 1 of each calendar year (each date a “Series A Quarterly Dividend Payment Date”), commencing on and including July 1, 2022, which dividends shall be paid in cash at a rate of 8.0% per annum on the Series A Original Purchase Price for the first six Series A Quarterly Dividend Payment Dates, which shall increase by 2% per annum from and after each successive Series A Quarterly Dividend Payment Date, up to a maximum of 18%.
Percentage of increase in dividend rate per annum		2.00%
Cash dividends declared or paid		$ 0
Cumulative dividends in arrears		$ 213,000
Description of conversion terms		Each share of preferred stock is convertible into common stock, at any time, at the option of the holder, and without the payment of additional consideration, determined by dividing the Series A Original Issuance Price by $12.56 (as may be adjusted for stock splits, dilutive issuances and the like, the “Series A Conversion Price”); provided, however, in no event shall outstanding shares of the Preferred Stock be converted into more than 19.99% of the outstanding shares of common stock. The Company shall at all times reserve and keep available out of its authorized but unissued shares of common stock to effect the conversion of three hundred percent (300%) of all shares of the Preferred Stock then outstanding.
Preferred stock, conversion price		$ 12.56
Maximum percentage of outstanding shares of common stock convertible		19.99%
Maximum percentage of reserve available of authorized but unissued shares of common stock to effect the conversion		300.00%
Redemption price		$ 1,000
Percentage of right on aggregate proceeds		30.00%
Series A Preferred Stock | First Six Series A Quarterly Dividend Payment Dates
Temporary Equity [Line Items]
Dividends rate		8.00%
Series A Preferred Stock | Maximum
Temporary Equity [Line Items]
Dividends rate		18.00%
Series A Preferred Stock | Transaction and Settlement Agreement
Temporary Equity [Line Items]
Convertible preferred stock, shares issued	4,305
Original purchase price	$ 1,000
Issuance costs for convertible preferred stock	$ 162,000
Series A Preferred Stock | Transaction and Settlement Agreement | Maxim Group LLC.
Temporary Equity [Line Items]
Underwriting and advisory fees	$ 4,300,000
Series A Preferred Stock | Minimum
Temporary Equity [Line Items]
Proceeds from issuance of common stock		$ 5,000,000